Yorktown Short Term Bond Fund
Yorktown Short Term Bond Fund (formerly API Short Term Bond Fund)
Investment Objective –
The Fund’s investment objective is to seek income consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Yorktown Short Term Bond Fund - USD ($)		Class A		Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		2.25%		none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		1.00%	[1]	none	none
Maximum Account fee (for accounts under $500)	[2]	$ 25		$ 25	$ 25
[1]	Large purchases of Class A shares (greater than $500,000) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
[2]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Yorktown Short Term Bond Fund		Class A	Class L	Institutional Class
Management Fee		0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)		none	1.00%	none
Other Expenses		0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1],[2]	1.24%	2.24%	1.24%
Fee waivers and/or expense reimbursements	[3]	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses	[2],[4]	0.99%	1.99%	0.99%
[1]	(before waivers and/or reimbursements)
[2]	Total Annual Fund Operating Expenses (before and after expenses waivers) do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the effect of the Expense Limitation Agreement that went into effect on February 1, 2017.
[3]	In the interest of limiting expenses of the Fund, the Adviser has entered into a five year contractual expense limitation agreement with the Trust, effective February 1, 2017. Pursuant to the expense limitation agreement, for five fiscal years of the Fund’s operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A Shares, 1.95% for Class L Shares, and 0.95% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.
[4]	(after waivers and/or reimbursements)

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Yorktown Short Term Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	324	533	760	1,691
Class L Shares	202	624	1,073	2,575
Institutional Class Shares	101	315	547	1,500

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the Adviser’s opinion, offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Adviser exercises a flexible strategy in the selection of various types of debt (or fixed income) investments and is not limited by investment style, sector or asset class. The fund seeks to provide diversification by allocating the Fund’s investments among various areas of the fixed income markets.

The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):
  Corporate debt of U.S. and foreign (including emerging market) issuers that are denominated in U.S. Dollars
  Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund’s total assets)
  Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises
  Bonds of foreign government issuers (including its agencies) payable in U.S. dollars
  Inflation linked investments
  Exchange traded funds with similar investment strategies and objectives
  Taxable municipal bonds and/or tax-exempt municipal bonds
Although the Short Term Bond Fund invests primarily in investment-grade debt securities (as designated by S&P, Moody’s or Fitch) it may invest a portion of its net assets in securities rated below investment grade. Normally we would expect the majority of these investments to be rated in the top tier of below investment grade (i.e. BB designations by S&P). Additionally, the Fund may invest a portion of its net assets in any one or a combination of the following types of fixed income securities including (but not limited to):
  Preferred stock, baby bonds
  High-yield debt securities (commonly referred to as ‘‘lower-rated’’ or ‘‘junk” bonds
  Senior loans, including bridge loans, assignments, and participations
  Non-rated securities for S&P, Moody’s or Fitch
  Convertible securities, including convertible bonds and preferred stocks
The Fund attempts to manage interest rate risk through its management of dollar-weighted average modified duration of the securities it holds in its portfolio. Under normal conditions, the Fund’s portfolio will have an average aggregate maturity of not more than three years. The Fund also attempts to manage risk through credit analysis with a focus on company assets, free cash flow, capital stock, earnings, economic prospects and debt structure. While not limited by these factors the goal of all investments is to provide a reasonable amount of income with the barbell of capital preservation and how they interact within the portfolio. To this end, the Fund does not attempt to purchase securities with a plan to quickly turnover those assets.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in up to 100% cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.
Principal Investment Risks
General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.
The Fund’s Past Performance
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.
Year-By-Year Annual Returns – Class A Shares (APIMX) (for calendar years ending on December 31)

During the period covered by the bar chart, Class A Shares’ highest return for a quarter was 28.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.43% (quarter ended December 31, 2008). Class A Shares’ year to date total return as of March 31, 2017 was +1.64%.
Average Annual Total Returns for the Fund’s Class A Shares (APIMX) (for periods ending on December 31, 2016)
Average Annual Total Returns - Yorktown Short Term Bond Fund		One Year	Five Years	Ten Years	Inception	Inception Date
Class A Shares		2.98%	1.23%	(0.05%)
Class A Shares | Return After-Taxes on Distributions	[1]	1.90%	(0.19%)	(1.05%)
Class A Shares | Return After-Taxes on Distributions and Sale of Fund Shares	[1]	1.67%	0.31%	(0.28%)
Class A Shares | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]	2.65%	2.23%	4.34%
Class L Shares		4.39%	1.41%	(1.05%)
Institutional Class Shares		5.38%			1.15%	May 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.
[2]	The Barclays U.S. Aggregate Index is an index comprised of approximately 6,000 publicly traded bonds including U.S. govt, mortgage-backed, corporate and Yankee bonds with an average maturity of approx 10 years. The index is weighted by the market value of the bonds included in the index. This Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, govt-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through), ABS, and CMBS. This index represents asset types which are subject to risk, including loss of principal.